Document and Entity Information - Mar. 31, 2015 - shares	Total
Document and Entity Information
Entity Registrant Name	Alibaba Group Holding Ltd
Entity Central Index Key	0001577552
Document Type	20-F
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	2,495,499,036
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY